LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
LONG-TERM INVESTMENTS
Schedule of Long-term investments

		December 31,	June 30,
		2023	2024
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	11,992	11,992
Other equity investments without readily determinable fair values	(b)	15,000	11,000
Impairment of equity investments without readily determinable fair values		(4,000)	—
Total equity investments without readily determinable fair values, net		22,992	22,992
Equity method investments
Companies providing hockey program management		2,257	1,688
A company providing Internet product solutions	(c)	17,135	17,108
Impairment of equity method investments		(524)	—
Total equity method investments, net		18,868	18,796
Total long-term investments		41,860	41,788
(a)	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. In 2023, the Company sold a portion of those shares. No impairment loss was recognized for the six months ended June 30, 2023 and 2024, respectively.
(b)	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. No impairment loss was recognized for the six months ended June 30, 2023 and 2024, respectively.
(c)	In January 2018, the Company paid RMB14,000 in cash to acquire a 20% equity interest in a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized for the six months ended June 30, 2023 and 2024, respectively.